Significant accounting policies (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 01, 2020	Jun. 30, 2020	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Debt Instrument, Financial Covenants		$ 385,000
Allowance for credit loss		96	$ 0
Allowance for Credit Loss on Trade Receivables and Amount Due from Affiliates		60	0
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		3,200	3,000
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		$ 800	800
ASU 2016-13
Significant Accounting Policies [Line Items]
Cumulative Effect on Retained Earnings, Net of Tax	$ 160
Allowance for credit loss	100
Allowance for Credit Loss on Trade Receivables and Amount Due from Affiliates	$ 60
PT Hoegh LNG Lampung [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Statutory Reserve on Paid Up Capital Percentage		20.00%
Hoegh LNG Cyprus Limited [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Variable Interest Entity, Primary Beneficiary [Member] | SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Net assets (liabilities)		$ 400	2,600
Variable Interest Entity, Primary Beneficiary [Member] | SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Net assets (liabilities)		$ 700	$ 700